Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (loss) gain on derivative instruments	$ (42,853)	$ (20,313)	$ (73,704)
Foreign exchange and other derivative financial instruments | Cross currency swap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(84,205)	(53,497)	(10,140)
Unrealized gain (loss)	91,914	46,127	(61,734)
Total realized and unrealized (loss) gain on derivative instruments	$ 7,709	$ (7,370)	$ (71,874)